SHORT-TERM BANK CREDIT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Short-term Debt [Line Items]
Short-term bank credit	$ 8,540	$ 3,241
Weighted average interest
Short-term bank credit	2.95%	3.04%
Short-term and revolving credit lines	$ 13,542	$ 11,785
ILS [Member]
Weighted average interest
Short-term and revolving credit lines, expiration date	Dec. 31, 2017
Canada [Member]
Weighted average interest
Short-term and revolving credit lines, expiration date	Jul. 31, 2017